Annual Total Returns - Government Money Market Funds-Capital Class - Capital	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Government Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	4.18%	5.15%	4.98%	1.47%	0.01%	0.34%	2.06%	1.69%	0.73%	0.22%
Treasury Plus Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	4.16%	5.13%	4.99%	1.48%	0.01%	0.33%	2.04%	1.68%	0.73%	0.18%
100% Treasury Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	4.16%	5.13%	4.95%	1.40%	0.01%	0.36%	2.02%	1.68%	0.70%	0.15%